Prepaid Expense (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense [Abstract]
Schedule of Prepaid Expense	Prepaid expense as of December 31, 2023 and 2022 are summarized as below:
	December 31, 2023	December 31, 2022
Advancement to suppliers for inventory	€788,622	€632,185
Advancement for PP&E under construction	11,683	26,727
Conference	230,027	61,036
Security deposits and others	17,822	15,658
	€1,048,154	€735,606